Share Based Compensation - Summary of stock based compensation activity's (Details)		12 Months Ended
		Dec. 31, 2025 shares $ / shares		Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		1,344		18,871	17,884
Number of Shares, Granted | shares		1,975		304	1,052
Number of Shares, Released | shares		(1,553)		(17,815)
Number of Shares, Forfeited | shares		(47)		(16)	(65)
Number of Shares, Outstanding | shares		1,719		1,344	18,871	17,884
Weighted Average Grant-date Fair Value, Outstanding		$ 21.87		$ 7.18	$ 6.74
Weighted Average Grant-date Fair Value, Granted		52.39		46.23	14.74
Weighted Average Grant-date Fair Value, Released		27.81		6.74
Weighted Average Grant-date Fair Value, Forfeited		34.01		12.02	8.72
Weighted Average Grant-date Fair Value, Outstanding		51.24		21.87	$ 7.18	$ 6.74
Weighted Average Share Price on Release Date, Released		$ 66.78		$ 25.97
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		0
Number of Shares, Granted | shares		267
Number of Shares, Outstanding | shares		267		0
Weighted Average Grant-date Fair Value, Outstanding		$ 0
Weighted Average Grant-date Fair Value, Granted		52.77
Weighted Average Grant-date Fair Value, Outstanding		$ 52.77		$ 0
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		2,129		2,950	2,986
Number of Shares, Forfeited | shares					(36)
Number of Shares, Exercised | shares		(1,360)		(821)
Number of Shares, Outstanding | shares		769		2,129	2,950	2,986
Number of Shares, Exercisable | shares		769
Weighted Average Grant-date Fair Value, Outstanding		$ 15.81		$ 15.57	$ 15.62
Weighted Average Grant-date Fair Value, Forfeited					19.13
Weighted Average Grant-date Fair Value, Exercised		14.89		14.97
Weighted Average Grant-date Fair Value, Outstanding		17.43	[1]	15.81	$ 15.57	$ 15.62
Weighted Average Grant-date Fair Value, Exercisable	[1]	17.43
Weighted Average Share Price on Exercise Date, Exercised		$ 55.1		$ 43.18
Weighted Average Remaining Contractual Term (in years)		1 year 4 months 24 days		2 years 2 months 12 days	3 years 2 months 12 days	4 years 2 months 12 days

[1]	Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.